Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Receivables/ (Payables) to Affiliates

The Company reported the following receivables/ (payables) to affiliates as of December 31, 2017 and 2016 ($ in thousands):

	December 31, 2017	December 31, 2016
HoldCo	$(4,715)	$(2,795)
Lanis	$(2,015)	$(1,898)